SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the periods presented is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	18,614	$5.59	7.5
Granted	—	—
Cancelled	(911)	20.30
Exercised	—	—
Outstanding as of December 31, 2025	17,703	$4.94	6.5
Exercisable as of December 31, 2025	16,200	$4.24

SCHEDULE OF ALL STOCK OPTIONS OUTSTANDING

The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2025:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$3.00	1,763	5.6
$3.50	13,510	6.2
$12.50	2,430	8.4
	17,703	6.5

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS

The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The Company recognizes forfeitures as they occur. There were no stock options granted in the twelve months ended December 31, 2025.

For The Year Ending December 31,
2024
Expected term	5.8 - 6.25
Expected volatility	68%
Expected dividends	None
Risk-free interest rate	3.8% - 4.5%
Forfeitures	None

SCHEDULE OF RESTRICTED STOCK UNIT

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	29,080	$18.75
Granted	470,175	1.80
Vested	(488,291)	2.50
Forfeited	—	—
Outstanding as of December 31, 2025	10,964	$6.64